Redeemable Convertible Preferred Stock - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 board_member	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 shares
Temporary Equity Disclosure [Abstract]
Shares issued for conversion (in shares)		24,773,767
Convertible notes, shares issued (in shares)		17,061,472
Convertible note conversion | $		$ 6,062
Additional equity | $		$ 9,506
Shares issued (in shares)		26,754,674
Preferred shares, number of board members entitled to elect | board_member	3
Common stock, number of board members entitled to elect | board_member	2
Dividend percentage	8.00%
Redeemable convertible preferred stock, shares issued (in shares)			68,589,913
Common stock issuable (in shares)			69,389,530